UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06223

Name of Fund: Legg Mason Tax-Free Income Fund
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq. Legg Mason Wood Walker, Incorporated 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2005

Date of reporting period: March 31, 2005

Item 1—Report to Shareholders

Legg Mason

Tax-Free Income Fund

Portfolio Manager Commentary and
Annual Report to Shareholders
March 31, 2005

Maryland Tax-Free Income Trust

Pennsylvania Tax-Free Income Trust

Tax-Free Intermediate-Term Income Trust

LEGG MASON FUNDS

Personalized Guidance.
Intelligent Choices.℠

Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with the annual report for the Legg Mason Tax-Free Income Fund (“Trust”) for the year ended March 31, 2005. This report includes financial information for the three series of the Trust: the Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust.

   The following table summarizes key statistics for each Fund, as of March 31, 2005:

		Average	Net Asset
		Weighted	Value
	SEC YieldA	Maturity	Per Share

Maryland Tax-Free	3.59%	12 Years	$16.40
Pennsylvania Tax-Free	3.67%	12 Years	$16.54
Tax-Free Intermediate	3.15%	7 Years	$15.81

   For the year ended March 31, 2005, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate were 2.22%, 1.37%, and 0.50%, respectively. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Past performance does not guarantee future results.

   The Funds purchase only securities which have received investment grade ratings from Moody’s Investors Service or Standard & Poor’s or which are judged by their investment adviser to be of comparable quality. Moody’s ratingsB of securities currently owned by the Funds are:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Aaa	44.01%	69.72%	57.36%
Aa	17.08%	27.11%	22.50%
A	18.60%	0.71%	4.83%
Baa	13.59%	—	6.17%
Short-term securities	6.72%	2.46%	9.14%

A	SEC yields reported are for the 30 days ended March 31, 2005. If no fees had been waived by the adviser, the 30-day SEC yields for Maryland Tax-Free, Pennsylvania Tax- Free and Tax-Free Intermediate would have been 3.36%, 3.36% and 2.82%, respectively.

B	S&P ratings are used for any security not rated by Moody’s.

Annual Report to Shareholders

   The Board of Trustees has authorized a change in investment policy of Maryland Tax-Free Income Trust and Pennsylvania Tax-Free Income Trust (the “Funds”) regarding the dollar-weighted portfolio maturity of their portfolios. Under the new policy, the Funds’ portfolios will not be limited to a specific dollar-weighted portfolio maturity. The Funds’ investment adviser believes that by providing greater flexibility in managing the Funds’ investments, it may be able to react more effectively to market developments and better manage interest rate risk. The Funds’ investment adviser anticipates that the dollar-weighted average maturity for the Funds will be in the long-intermediate to long-term range (generally from 7 to 20 years) although, at times, depending on its market outlook, the average maturity may be somewhat longer or shorter than this. This change will become effective on June 15, 2005.

   Many Primary Class shareholders invest regularly in the Funds on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President

April 29, 2005

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Legg Mason Tax-Free Income Fund

   Total returns for the Funds and their respective benchmarks for various periods ended March 31, 2005, are presented below:

			Average Annual
			Total Returns
	First
	Quarter	One	Five	Ten
	2005	Year	Years	Years

Maryland Tax-Free	-0.50%	+2.22%	+5.84%	+5.41%
Pennsylvania Tax-Free	-0.88%	+1.37%	+5.63%	+5.35%
Lehman Municipal Bond IndexA	-0.04%	+2.67%	+6.58%	+6.33%

Tax-Free Intermediate	-0.95%	+0.50%	+4.75%	+4.63%
Lehman 7-Year Municipal Bond IndexB	-1.01%	+0.80%	+6.06%	+5.83%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of each Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods longer than one year represent average annual returns.

   Municipal bonds posted modest returns for the twelve months ended March 31, 2005, as strong employment growth combined with rising inflation to push bond yields higher. The Lehman Municipal Bond Index returned 2.67% during the period, while the Lehman 7-Year Municipal Bond Index returned just 0.80%. The economy grew 4.4% last year, its strongest rate of growth since 1999, and created 2.14 million jobs. The Federal Reserve responded by raising the federal funds rate in seven 25 basis pointC increments, to 2.75%. Short-term interest rates rose in sympathy with the Fed, as two-year Aaa-rated municipal yields rose 135 basis points, to 2.75%, over the past twelve months, while five-year Aaa-rated munis rose 89 basis points, to 3.24%. Ten-year yields rose a modest 41 basis points, to

A	A total return performance benchmark for the long-term investment grade tax-exempt bond market.

B	A total return performance benchmark for investment grade tax-exempt bonds with maturities ranging from six to eight years.

C	100 basis points = 1%.

Annual Report to Shareholders

3.84%, as solid demand for tax-free bonds and low, albeit increasing, inflation data muted the increase on longer maturities.

   The Maryland Tax-Free Income Trust returned 2.22% for the fiscal year ended March 31, 2005. The Fund underperformed its primary benchmark, the Lehman Municipal Bond Index, by 45 basis points over the period. The Fund’s performance was aided by our decision last summer to reduce the weighted average maturity towards the short end of the Fund’s stated range, to just over twelve years, as we believed the rally in longer maturities following the beginning of the Fed’s tightening cycle left bonds vulnerable to a sell-off. In addition, we maintained our barbell structure in anticipation of a flatter yield curve, which worked well as the two-year to ten-year slope narrowed 94 basis points over the year. Finally, our weighting in excess of 25% to industrial development and hospital bonds served the Fund well, as these were the top performing sectors over the past twelve months. Our focus on higher quality bonds hurt performance for the second straight year, as credit spreads did not widen as we expected, remaining excessively tight in the low absolute rate environment. In addition, performance was negatively impacted early in the period by our high weighting to cash, which was a drag on performance prior to the Fed’s campaign to raise interest rates.

   The Pennsylvania Tax-Free Income Trust returned 1.37% for the fiscal year ended March 31, 2005. The Fund underperformed its primary benchmark, the Lehman Municipal Bond Index, by 130 basis points over the period. Performance was negatively impacted by our relatively light weighting in the hospital and industrial development sectors over the past twelve months, primarily due to a lack of new issue supply in those sectors, which prevented us from building a meaningful position. In addition, the Fund’s continued focus on higher quality bonds hurt performance for the second straight year, as credit spreads did not widen as expected, and the Fund did not benefit from the higher yields available on lower quality issues.

   The Tax-Free Intermediate-Term Trust returned 0.50% for the fiscal year ended March 31, 2005. The Fund underperformed its primary benchmark, the Lehman 7-Year Municipal Bond Index, by 30 basis points over the period. Fund performance was aided by a relatively large weighting to the strong performing hospital sector, as well as strong performance from our two housing bond positions, which contributed nearly 15 basis points of performance. Similar to the Maryland and Pennsylvania Tax-Free Funds, our focus on high quality paper hurt performance, as the Fund did not benefit from the above-market yields available on lower rated issues, while spreads did not widen as we expected. In addition, our decision to overweight cash, while beneficial over the final quarter of the fiscal year, was premature, as rates surprisingly stayed low until the Fed was well into their tightening cycle.

Jane E. Trust, CFA

R. Scott Pierce, CFA

April 25, 2005

Annual Report to Shareholders

Legg Mason Tax-Free Income Fund

Sector Diversification

March 31, 2005 (Unaudited)
(Amounts in Thousands)

	Maryland		Pennsylvania		Tax-Free
	Tax-Free		Tax-Free		Intermediate-Term
	Income Trust		Income Trust		Income Trust

	% of	Market	% of	Market	% of	Market
	Net Assets	Value	Net Assets	Value	Net Assets	Value

Education Revenue	8.4%	$13,156	12.8%	$9,157	6.2%	$4,419
Escrowed	5.8	9,106	7.5	5,349	1.7	1,188
General Obligation — Local	9.1	14,262	14.0	9,982	9.3	6,648
General Obligation — School	—	—	14.7	10,505	6.1	4,335
General Obligation — State	6.4	9,931	3.2	2,320	19.4	13,865
Health Care and Hospital Revenue	18.8	29,378	6.1	4,374	11.0	7,874
Housing Revenue	5.6	8,680	—	—	2.7	1,936
Lease Revenue	3.0	4,671	—	—	4.5	3,215
Port Facilities Revenue	4.1	6,436	—	—	—	—
Pre-Refunded Bonds	10.7	16,626	19.2	13,694	7.7	5,524
Solid Waste Revenue	3.0	4,726	—	—	2.4	1,694
Transportation Revenue	2.2	3,386	8.9	6,339	8.8	6,333
Utility	5.1	7,932	1.4	1,001	5.4	3,855
Water and Sewer Revenue	9.9	15,470	10.7	7,664	6.1	4,410
Short-Term Investments	6.7	10,370	0.7	500	8.2	5,870
Other Assets Less Liabilities	1.2	1,936	0.8	565	0.5	371

	100.0%	$156,066	100.0%	$71,450	100.0%	$71,537

Investment Abbreviations:

AMBAC	AMBAC Indemnity Corporation
AMT	Alternative Minimum Tax
BANS	Bond Anticipation Notes
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
VRDN	Variable Rate Demand Note

Annual Report to Shareholders

Expense Examples

Legg Mason Tax-Free Income Fund

   As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on October 1, 2004, and held through March 31, 2005. The ending value assumes dividends are reinvested at the time they were paid.

Actual Expenses

   The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples, with the 5% hypothetical examples that appear in the shareholder reports of other funds.

			Expenses PaidA
	Beginning	Ending	During the Period	Annualized
	Account Value	Account Value	10/1/04 to	Expense
	10/1/04	3/31/05	3/31/05	Ratio

Maryland Tax-Free Actual	$1,000.00	$1,007.30	$3.50	0.70%
Hypothetical (5% return before expenses)	1,000.00	1,021.44	3.53
Pennsylvania Tax-Free Actual	$1,000.00	$1,000.40	$3.49	0.70%
Hypothetical (5% return before expenses)	1,000.00	1,021.44	3.53
Tax-Free Intermediate Actual	$1,000.00	$996.50	$3.48	0.70%
Hypothetical (5% return before expenses)	1,000.00	1,021.44	3.53

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (182), and divided by 365.

Annual Report to Shareholders

Performance Information

Maryland Tax-Free Income Trust

   The graph on the following page compares the Fund’s total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. Prior to November 3, 1997, shares of the Fund were subject to a maximum initial sales charge of 2.75%. The returns shown on the following page do not reflect the imposition of an initial sales charge. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended March 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+2.22%	+2.22%
Five Years	+32.83%	+5.84%
Ten Years	+69.42%	+5.41%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annual Report to Shareholders

Portfolio of Investments

Maryland Tax-Free Income Trust
March 31, 2005

(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 92.1%
Maryland — 90.8%
Anne Arundel County, Maryland, Consolidated General Improvement Bonds, Series 1996	5.000%	9/1/16	$1,000	$1,036
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvements, Series 1999	6.500%	5/15/06	1,000	1,042
Anne Arundel County, Maryland, PCR Refunding Bonds (Baltimore Gas and Electric Company Project), Series 1994	6.000%	4/1/24	4,500	4,618
Baltimore County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, 1998 Series (Pre-refunded 7/1/08)	4.750%	7/1/18	3,150	3,345	A
Carroll County, Maryland, GO Bonds, County Commissioners of Carroll County, Consolidated Public Improvement Bonds of 1995 (Pre-refunded 11/1/05)	5.375%	11/1/25	1,000	1,027	A
City of Annapolis, Maryland, Economic Development Revenue and Revenue Refunding Bonds (St. John’s College Facility)
1998 Series	5.500%	10/1/18	1,000	1,032
1998 Series	5.500%	10/1/23	2,000	2,062
City of Baltimore, Maryland (Mayor and City Council of Baltimore), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1993, Series D (AMBAC insured)	6.000%	10/15/06	1,140	1,197

Annual Report to Shareholders

Portfolio of Investments — Continued

Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects) (FGIC insured)
Series 1996-A	5.000%	7/1/22	$1,550	$1,671
Series 1996-A (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000	1,090	A
City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects)
Series 1994-A	5.000%	7/1/24	3,710	3,972
Series 1994-A	5.000%	7/1/24	1,890	2,031
Community Development Administration, Department of Housing and Community Development, State of Maryland, Multi-Family Housing Revenue Bonds (Insured Mortgage Loans)
2001 Series B AMT	5.100%	5/15/16	1,090	1,134
1995 Series B AMT	5.800%	5/15/26	1,500	1,524
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds
2001 Series H AMT	5.200%	9/1/22	1,790	1,836
2001 Series B AMT	5.375%	9/1/22	310	319
2000 Series H AMT	5.700%	9/1/22	1,780	1,807
1999 Series D AMT	5.375%	9/1/24	2,000	2,060
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000	3,385
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds of 1998, Series A	5.000%	7/1/15	1,000	1,089
Harford County, Maryland, Consolidated Public Improvement Bonds, Series 1996 (Pre-refunded 3/1/06)	5.000%	3/1/12	315	328	A

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Howard County, Maryland, GO Bonds, Metropolitan District Refunding Bonds, 1991 Series B	0.000%	8/15/07	$1,000	$932	B
IDA of Prince George’s County, Maryland Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project) (MBIA insured)
Series 2003B	5.125%	6/30/15	3,340	3,614
Series 2003B	5.000%	6/30/19	1,000	1,057
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), 2001 Series (AMBAC insured)	5.375%	7/1/16	1,000	1,087
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	3,000	3,015
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785	804
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, The Johns Hopkins University Issue
Series 1998	6.000%	7/1/08	1,000	1,091
Series 1998	6.000%	7/1/10	500	563
Series 1997	5.625%	7/1/17	1,000	1,070
Series 1998	5.125%	7/1/20	3,000	3,163
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110	1,187
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000	2,063

Annual Report to Shareholders

Portfolio of Investments — Continued

Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.750%	7/1/22	$1,000	$1,047
Series 2002	6.000%	7/1/26	2,000	2,108
Series 2002	5.750%	7/1/27	1,050	1,089
Series 2002	5.800%	7/1/32	2,000	2,072
Series 2002	6.000%	7/1/37	1,000	1,048
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	925	1,032
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250	2,348
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000	2,170
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825	2,964
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	2,000	2,037
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue Series 2004A	5.250%	7/1/18	1,640	1,731
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500	539

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue
Series 2001	5.000%	5/15/12	$1,500	$1,588
Series 1990	0.000%	7/1/19	4,000	1,967	B
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250	262
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2001	5.750%	7/1/21	3,000	3,185
Series 2000	6.750%	7/1/30	1,250	1,398
Series 2002	6.000%	7/1/32	1,000	1,077
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500	521
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320	347
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995 (FGIC insured)
Series A (Pre-refunded 10/15/05)	0.000%	10/15/11	1,060	727	A,B
Series A	0.000%	10/15/11	940	644	B
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project)
Series 1984A	6.500%	10/1/11	5,000	5,363
Series 1984B	6.500%	10/1/11	1,000	1,073

Annual Report to Shareholders

Portfolio of Investments — Continued

Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement
Refunding Bonds of 1992, Series A	5.800%	7/1/07	$4,000	$4,258
Refunding Bonds of 1992, Series A	0.000%	7/1/10	3,000	2,485	B
Refunding Bonds of 1999, Series A (Pre-refunded 5/1/09)	5.000%	5/1/18	3,000	3,233	A
Montgomery County, Maryland, PCR Refunding Bonds (Potomac Electric Project), 1994 Series	5.375%	2/15/24	1,000	1,008
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	3,425	3,679
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue Bonds, Montgomery County Resource Recovery Project, Series 1993A AMT	6.000%	7/1/07	1,000	1,047
Prince George’s County, Maryland, GO Consolidated Public Improvement Bonds (FSA insured)
Series 1999 (Pre-refunded 10/1/04)	5.500%	10/1/13	4,330	4,770	A
Series 1999	5.500%	10/1/13	170	187
Prince George’s County, Maryland, PCR Refunding Bonds (Potomac Electric Project), 1993 Series	6.375%	1/15/23	2,250	2,307
State of Maryland, GO Bonds, State and Local Facilities
Loan of 2000, First Series	5.500%	8/1/10	2,000	2,214
Loan of 2001, First Series	5.500%	3/1/15	5,000	5,667
The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series Z-2	5.125%	5/1/21	1,310	1,392

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

University of Maryland System Auxiliary Facility and Tuition Revenue Bonds, 1997 Series A (Pre-refunded 4/1/07)	5.125%	4/1/17	$2,000	$2,106	A
Washington Suburban Sanitary District, Maryland (Montgomery and Prince George’s Counties)
Water Supply Refunding Bonds 1997	5.250%	6/1/16	1,650	1,836
Water Supply Refunding Bonds 1997	5.750%	6/1/17	2,000	2,326
Water Supply Refunding Bonds 1997	6.000%	6/1/18	2,705	3,221
Water Supply Refunding Bonds 1997	6.000%	6/1/19	3,665	4,385

				141,709

Puerto Rico — 1.3%
Commonwealth of Puerto Rico, Public Improvement Bonds of 2005, Series A, GO Bonds	5.000%	7/1/25	2,000	2,051

				2,051

Total Municipal Bonds (Identified Cost — $134,175)				143,760

Variable Rate Demand Obligations — 6.7%
Maryland — 6.7%
Baltimore County, Maryland, Revenue Bonds (Oak Crest Village Inc. Project), Series 1999A VRDN	2.290%	4/7/05	1,970	1,970	C
Community Development Administration, Maryland Department of Housing and Community Development, Residential Revenue Bonds, 2004 Series F VRDN	2.300%	4/7/05	1,000	1,000	C
Maryland Health and Higher Educational Facilities Authority (Pooled Loan Program Issue), Series 1985A VRDN	2.280%	4/6/05	1,500	1,500	C

Annual Report to Shareholders

Portfolio of Investments — Continued

Maryland Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2004A VRDN	2.280%	4/7/05	$2,000	$2,000	C
Maryland State Industrial Development Financing Authority, Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002A VRDN	2.280%	4/6/05	1,300	1,300	C
Montgomery County, Maryland, Economic Development Revenue Bonds (Sandy Spring Friends School Facility), Series 2004 VRDN	2.290%	4/6/05	2,100	2,100	C
Washington Suburban Sanitary District, GO Variable Rate Demand, BANS, 2003 Series B VRDN	2.240%	4/6/05	500	500	C

Total Variable Rate Demand Obligations (Identified Cost — $10,370)				10,370

Total Investments — 98.8% (Identified Cost — $144,545)				154,130
Other Assets Less Liabilities — 1.2%				1,936

Net Assets — 100%				$156,066

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre- refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of March 31, 2005, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

A Guide to Investment Abbreviations is included in the Sector Diversification section on page 5 of this report.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Maryland Tax-Free Income Trust
March 31, 2005

(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $144,545)	$154,130

Receivable for:
Fund shares sold	267
Dividend and interest income	2,141
Other assets	8

		$156,546

Liabilities:

Payable for:
Fund shares repurchased	66
Income distribution	276

Due to:
Manager	39
Distributor	34
Accrued expenses	65

		480

Net Assets		$156,066

Net assets consist of:

Accumulated paid-in-capital applicable to:
9,514 Primary Class shares outstanding	$146,471
Undistributed net investment income	5
Accumulated net realized gain on investments	5
Unrealized appreciation/(depreciation) of investments	9,585

Net Assets		$156,066

Net Asset Value Per Share:
Primary Class		$16.40

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Maryland Tax-Free Income Trust
For the Year Ended March 31, 2005

(Amounts in Thousands)

Investment Income:
Interest			$7,472

Expenses:
Investment management fees	$891
Distribution and service fees	405
Audit and legal fees	40
Custodian fees	63
Registration fees	7
Reports to shareholders	29
Transfer agent and shareholder servicing expense	45
Trustees’ fees and expenses	14
Other expenses	8

	1,502
Less: Fees waived	(367)
Compensating balance credits	(1	)A

Total expenses, net of waivers and compensating balance credits			1,134

Net Investment Income			6,338

Net Realized and Unrealized Gain on Investments:
Realized gain on investments	110
Change in unrealized appreciation/(depreciation) of investments	(3,014)

Net Realized and Unrealized Loss on Investments	(2,904)

Change in Net Assets Resulting From Operations			$3,434

A	See Note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Maryland Tax-Free Income Trust

(Amounts in Thousands)

	For the Years Ended March 31,

	2005	2004

Change in Net Assets:
Net investment income	$6,338	$6,832
Net realized gain on investments	110	1,123
Change in unrealized appreciation/ (depreciation) of investments	(3,014)	282

Change in net assets resulting from operations	3,434	8,237

Distributions to shareholders:
From net investment income	(6,432)	(6,929)
From net realized gain on investments	(743)	—
Change in net assets from Fund share transactions	(9,934)	809

Change in net assets	(13,675)	2,117

Net Assets:
Beginning of year	169,741	167,624

End of year	$156,066	$169,741

Undistributed net investment income	$5	$99

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Maryland Tax-Free Income Trust

   Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Years Ended March 31,

	2005		2004		2003		2002		2001

Net asset value, beginning of year	$16.77		$16.63		$15.89		$16.15		$15.42

Investment operations:
Net investment income	.65	A	.68	A	.70	A	.75	A	.77	A
Net realized and unrealized gain/(loss) on investments	(.28)		.15		.74		(.28)		.73

Total from investment operations	.37		.83		1.44		.47		1.50

Distributions:
From net investment income	(.66)		(.69)		(.70)		(.73)		(.77)
From net realized gain on investments	(.08)		—		—		—		—

Total distributions	(.74)		(.69)		(.70)		(.73)		(.77)

Net asset value, end of year	$16.40		$16.77		$16.63		$15.89		$16.15

Ratios/supplemental data:
Total return	2.22%		5.06%		9.20%		2.96%		10.01%
Total expenses to average net assetsB	.70	%A	.70	%A	.70	%A	.70	%A	.70	%A
Net expenses to average net assetsC	.70	%A	.70	%A	.70	%A	.70	%A	.70	%A
Net investment income to average net assets	3.91	%A	4.05	%A	4.27	%A	4.53	%A	4.93	%A
Portfolio turnover rate	9.2%		7.5%		18.4%		16.4%		9.3%
Net assets, end of year (in thousands)	$156,066		$169,741		$167,624		$157,269		$153,229

A	Net of fees waived by LMFA through August 1, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2005, 0.93%; 2004, 0.95%; 2003, 0.94%; 2002, 0.93%; 2001, 0.93%.

B	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described above.

C	This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described above.

See notes to financial statements.

Annual Report to Shareholders

Performance Information

Pennsylvania Tax-Free Income Trust

   The graph on the following page compares the Fund’s total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. Prior to November 3, 1997, shares of the Fund were subject to a maximum initial sales charge of 2.75%. The returns shown on the following page do not reflect the imposition of an initial sales charge. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended March 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+1.37%	+1.37%
Five Years	+31.49%	+5.63%
Ten Years	+68.34%	+5.35%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annual Report to Shareholders

Portfolio of Investments

Pennsylvania Tax-Free Income Trust

March 31, 2005
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 98.5%
Pennsylvania — 98.5%
Allegheny County Hospital Development Authority, Health Center Revenue Bonds, UPMC Health System (MBIA insured)
Series 1997B	6.000%	7/1/24	$1,000	$1,187
Series 1997B	6.000%	7/1/26	2,250	2,681
Allegheny County Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds (MBIA insured)
Refunding Series of 2001	5.375%	12/1/17	1,000	1,092
Series of 2000	5.500%	12/1/30	1,000	1,084
Allegheny County, Pennsylvania, Higher Education Building Authority, University Revenue Bonds (Carnegie Mellon University), Series 2002	5.250%	3/1/32	1,190	1,241
Athens Area School District, Bradford County, Pennsylvania, GO Bonds,
Series of 2001 (FGIC insured)	5.500%	4/15/16	1,000	1,099
Bethlehem Area School District, Northampton and Lehigh Counties, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 3/15/12) (FGIC insured)	5.375%	3/15/20	2,000	2,208	A
Blue Mountain School District, Schuylkill County, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 10/1/11) (FSA insured)	5.500%	10/1/18	1,660	1,839	A
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds,
Series of 2002 (FGIC insured)	5.500%	5/15/19	1,930	2,114
City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Twelfth Series B (MBIA insured)	7.000%	5/15/20	500	606
City of Philadelphia, Pennsylvania, GO Bonds, Series 2001 (FSA insured)	5.250%	9/15/15	1,000	1,073

Annual Report to Shareholders

Portfolio of Investments — Continued

Pennsylvania Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

City of Pittsburgh (Commonwealth of Pennsylvania), GO Bonds,
Series A of 1997 (AMBAC insured)	5.250%	9/1/18	$2,000	$2,072
Commonwealth of Pennsylvania, GO Bonds
Second Series of 1992 (FSA insured)	6.250%	7/1/12	2,000	2,320
First Series of 2002 (Pre-refunded 2/1/12)	5.250%	2/1/15	1,790	1,961	A
Commonwealth of Pennsylvania, GO Bonds,
Second Series of 1999 (Pre-refunded 10/1/09)	5.750%	10/1/14	3,000	3,336	A
County of Butler (Commonwealth of Pennsylvania), GO Bonds, Series of 2003 (Pre-refunded 7/15/13) (FGIC insured)	5.250%	7/15/23	500	551	A
County of Chester, Pennsylvania, GO Bonds
Series of 2004	2.000%	9/1/05	1,630	1,627
Series of 1998	5.000%	6/15/15	1,000	1,043
Series of 2004	5.000%	9/1/15	1,280	1,359
County of Delaware, Pennsylvania, GO Bonds, Series of 1999	5.125%	10/1/16	2,650	2,808
County of Westmoreland, Commonwealth of Pennsylvania, GO Bonds (AMBAC insured)
Series of 1992	0.000%	8/1/13	2,000	1,426	B
Series of 1992	0.000%	8/1/14	1,000	677	B
Delaware County Authority (Commonwealth of Pennsylvania) University Revenue Refunding Bonds, Series of 2003 (Villanova University)	5.250%	8/1/14	1,000	1,094
Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds,
Series of 1997 (Pre-refunded 6/1/07) (AMBAC insured)	5.625%	6/1/17	2,000	2,114	A
Lower Merion School District, Montgomery County, Pennsylvania, GO Bonds, Series 2003	5.000%	5/15/17	2,000	2,126
Northampton County Higher Education Authority, University Revenue Bonds, Series B of 1996 (Lehigh University)	5.250%	11/15/21	2,500	2,604

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Pennsylvania Convention Center Authority, Revenue Bonds, 1989 Series A (FGIC insured)	6.000%	9/1/19	$1,000	$1,176
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Bryn Mawr College Revenue Bonds, Series of 1999 (AMBAC insured)	5.125%	12/1/29	2,000	2,061
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), The University of Pennsylvania Health System Revenue Bonds, Series A of 2005	4.000%	8/15/06	500	506
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds
Series B of 1998 (AMBAC insured)	5.250%	12/1/16	1,365	1,465
Series B of 1998 (AMBAC insured)	5.250%	12/1/16	635	680
Series B of 2003 (MBIA insured)	5.250%	12/1/17	1,000	1,084
Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds (AMBAC insured)
Series of 2001	5.375%	7/15/19	1,000	1,085
Series of 2001	5.500%	7/15/32	1,000	1,082
Port Authority of Allegheny County, Pennsylvania, Special Revenue Transportation Bonds
Series of 1999 (Pre-refunded 3/1/09) (MBIA insured)	6.375%	3/1/14	1,000	1,125	A
Refunding Series of 2001 (FGIC insured)	5.500%	3/1/17	250	274
Refunding Series of 2001 (FGIC insured)	5.250%	3/1/20	2,000	2,135
State Public School Building Authority, Commonwealth of Pennsylvania, School Revenue Bonds (School District of the City of York Project), Series of 2003 (FSA insured)	5.000%	5/1/19	1,655	1,742

Annual Report to Shareholders

Portfolio of Investments — Continued

Pennsylvania Tax-Free Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1995 (MBIA insured)	6.250%	8/1/11	$2,000	$2,291
Series 2001A (FGIC insured)	5.375%	11/1/20	2,000	2,167
The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/13	900	1,001
The Pennsylvania State University Bonds
Refunding, Series 2003	5.250%	3/1/18	1,000	1,080
The School District of Philadelphia, Pennsylvania, GO Bonds
Series A of 2000 (FSA insured) (Pre-refunded 2/1/11)	5.750%	2/1/13	500	558	A
Series B of 2002 (FGIC insured)	5.625%	8/1/15	1,700	1,864
The Unity Township Municipal Authority, Westmoreland County, Pennsylvania, Sewer Revenue Bonds, Series 2004 (FSA insured)	5.000%	12/1/34	1,000	1,030
Union County, Pennsylvania, Higher Educational Facilities Financing Authority, University Revenue Bonds (Bucknell University), Series A of 2002	5.250%	4/1/20	1,000	1,078
Wilkes-Barre Area School District, Luzerne County, Pennsylvania, GO Notes, Series A of 2003 (MBIA insured)	5.250%	4/1/22	1,460	1,559

Total Municipal Bonds (Identified Cost — $66,615)				70,385

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Variable Rate Demand Obligations — 0.7%
Pennsylvania — 0.7%
Pennsylvania Higher Educational Facilities Authority, Variable Rate Revenue Refunding Bonds (Carnegie Mellon University), Series 1995B VRDN	2.290%	4/1/05	$500	$500	C

Total Variable Rate Demand Obligations (Identified Cost — $500)				500

Total Investments — 99.2% (Identified Cost — $67,115)				70,885
Other Assets Less Liabilities — 0.8%				565
				$71,450

Net Assets — 100.0%

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of March 31, 2005, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

A Guide to Investment Abbreviations is included in the Sector Diversification section on page 5 of this report.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Pennsylvania Tax-Free Income Trust

March 31, 2005
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $67,115)	$70,885
Cash	152

Receivable for:
Fund shares sold	20
Dividend and interest income	945
Other assets	5

		$72,007

Liabilities:

Payable for:
Fund shares repurchased	382
Income distribution	115

Due to:
Manager	13
Distributor	15
Accrued expenses	32

		557

Net Assets		$71,450

Net assets consist of:

Accumulated paid-in-capital applicable to:
4,321 Primary Class shares outstanding	$67,693
Undistributed net investment income	7
Accumulated net realized loss on investments	(20)
Unrealized appreciation/(depreciation) of investments	3,770

Net Assets		$71,450

Net Asset Value Per Share:
Primary Class		$16.54

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Pennsylvania Tax-Free Income Trust

For the Year Ended March 31, 2005
(Amounts in Thousands)

Investment Income:
Interest			$3,209

Expenses:
Investment management fees	$411
Distribution and service fees	187
Audit and legal fees	37
Custodian fees	51
Registration fees	8
Reports to shareholders	17
Transfer agent and shareholder servicing expense	19
Trustees’ fees and expenses	17
Other expenses	7

	754
Less: Fees waived	(230)
Compensating balance credits	—	A,B

Total expenses, net of waivers and compensating balance credits			524

Net Investment Income			2,685

Net Realized and Unrealized Loss on Investments:
Realized loss on investments	(20)
Change in unrealized appreciation/(depreciation) of investments	(1,776)

Net Realized and Unrealized Loss on Investments			(1,796)

Change in Net Assets Resulting From Operations			$889

A	Amount is less than $1.

B	See Note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Pennsylvania Tax-Free Income Trust

(Amounts in Thousands)

	For the Years Ended March 31,

	2005	2004

Change in Net Assets:
Net investment income	$2,685	$2,636
Net realized gain/(loss) on investments	(20)	311
Change in unrealized appreciation/ (depreciation) of investments	(1,776)	872

Change in net assets resulting from operations	889	3,819

Distributions to shareholders:
From net investment income	(2,686)	(2,663)
From net realized gain on investments	(166)	(539)
Change in net assets from Fund share transactions	(6,644)	1,775

Change in net assets	(8,607)	2,392

Net Assets:
Beginning of year	80,057	77,665

End of year	$71,450	$80,057

Undistributed net investment income	$7	$8

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Pennsylvania Tax-Free Income Trust

   Contained below is per share operating performance data for a Primary Class share and an Institutional Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Years Ended March 31,

	2005		2004		2003		2002		2001

Net asset value, beginning of year	$16.95		$16.79		$15.98		$16.29		$15.57

Investment operations:
Net investment income	.60	A	.56	A	.65	A	.74	A	.80	A
Net realized and unrealized gain/(loss) on investments	(.37)		.28		.81		(.31)		.72

Total from investment operations	.23		.84		1.46		.43		1.52

Distributions:
From net investment income	(.60)		(.57)		(.65)		(.74)		(.80)
From net realized gain on investments	(.04)		(.11)		—		—		—

Total distributions	(.64)		(.68)		(.65)		(.74)		(.80)

Net asset value, end of year	$16.54		$16.95		$16.79		$15.98		$16.29

Ratios/supplemental data:
Total return	1.37%		5.08%		9.27%		2.64%		10.06%
Total expenses to average net assetsB	.70	% A	.70	% A	.70	% A	.70	% A	.64	% A
Net expenses to average net assetsC	.70	% A	.70	% A	.70	% A	.70	% A	.64	% A
Net investment income to average net assets	3.59	% A	3.32	% A	3.92	% A	4.47	% A	5.08	% A
Portfolio turnover rate	8.9%		18.3%		21.3%		36.8%		15.5%
Net assets, end of year (in thousands)	$71,450		$80,057		$77,665		$71,478		$70,059

A	Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been: for the years ended March 31, 2005, 1.01%; 2004, 1.01%; 2003, 0.98%; 2002, 1.02%; and 2001, 1.03%.

B	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described above.

C	This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described above.

See notes to financial statements.

Annual Report to Shareholders

Institutional Class:

	For the
	Period Ended
	2/26/01D

Net asset value, beginning of period	$15.57

Investment operations:
Net investment income	.76	E
Net realized and unrealized gain/(loss) on investments	.65

Total from investment operations	1.41

Distributions:
Net investment income	(.76)
Net realized gain on investments	—

Total distributions	(.76)

Net asset value, end of period	$16.22

Ratios/supplemental data:
Total return	9.29	%F
Total expenses to average net assetsG	.45	%E,H
Net expenses to average net assetsI	.45	%E,H
Net investment income to average net assets	5.27	%E,H
Portfolio turnover rate	15.5%
Net assets, end of period (in thousands)	$—

D	For the period April 1, 2000 to February 26, 2001 (date of liquidation of Institutional Class shares).

E	Net of fees waived by LMFA in excess of a voluntary expense limitation of 0.45%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for the period ended February 26, 2001, would have been 0.87%.

F	Not annualized.

G	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described above.

H	Annualized.

I	This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described above.

See notes to financial statements.

Annual Report to Shareholders

Performance Information

Tax-Free Intermediate-Term Income Trust

   The graph on the following page compares the Fund’s total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. Prior to August 1, 1995, shares of the Fund were subject to a maximum initial sales charge of 2.00%. The returns shown on the following page do not reflect the imposition of an initial sales charge. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a Fund’s return, so that they differ from actual year-to-year results.

Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended March 31, 2005

	Cumulative	Average
	Total	Annual
	Return	Total Return

One Year	+0.50%	+0.50%
Five Years	+26.10%	+4.75%
Ten Years	+57.26%	+4.63%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annual Report to Shareholders

Portfolio of Investments

Tax-Free Intermediate-Term Income Trust

March 31, 2005
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 91.3%
Arizona — 1.5%
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2001 Series A	5.000%	1/1/11	$1,000	$1,078

California — 4.5%
State of California Economic Recovery Bonds, Series 2004A	5.000%	7/1/16	1,000	1,056
State of California Various Purpose, GO Bonds	5.000%	2/1/20	1,000	1,043
The Regents of the University of California, General Revenue Bonds, Series 2003A (AMBAC insured)	5.000%	5/15/13	1,000	1,090

				3,189

Delaware — 1.8%
The State of Delaware, GO Bonds, Series 2004A	5.000%	1/1/13	1,225	1,321

District of Columbia — 1.5%
District of Columbia Multimodal Revenue Bonds, MedStar Health, Inc. Issue (Georgetown University Hospital and Washington Hospital Center Projects), Series 2001D	6.875%	8/15/31	1,000	1,071

Florida — 3.9%
Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992 (MBIA insured)	6.000%	10/1/12	1,000	1,143
State of Florida, Full Faith and Credit, State Board of Education, Capital Outlay Bonds 2000 Series A	5.500%	1/1/16	1,500	1,631

				2,774

Annual Report to Shareholders

Portfolio of Investments — Continued

Tax-Free Intermediate-Term Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Georgia — 3.0%
Development Authority of the City of Milledgeville and Baldwin County Revenue Bonds (Georgia College & State University Foundation Property III, LLC, Student Housing System Project), Series 2004	5.500%	9/1/24	$1,000	$1,036
State of Georgia, GO Bonds, Series 1997C	6.250%	8/1/10	1,000	1,139

				2,175

Hawaii — 1.5%
Hawaii State, GO Bonds of 2004, Series DD (MBIA insured)	5.000%	5/1/16	1,000	1,070

Louisiana — 4.3%
Board of Supervisors of Louisiana State University and Agricultural and Mechanical College, Auxiliary Revenue Refunding Bonds, Series 2004 (FSA insured)	5.250%	7/1/13	1,000	1,094
City of Lafayette, State of Louisiana, Public Improvement Sales Tax Bonds, Series 1999B (FGIC insured)	7.000%	3/1/09	750	852
City of New Orleans, Louisiana, GO Refunding Bonds, Series 1998 (FGIC insured)	5.500%	12/1/10	1,000	1,104

				3,050

Maryland — 21.0%
Anne Arundel County, Maryland, GO Bonds, Consolidated Solid Waste Projects, Series 1998 AMT	5.300%	2/1/17	450	465
Frederick County, Maryland, GO Bonds, Public Facilities Bonds of 2000	5.000%	12/1/15	1,000	1,070

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue
Series 1997	5.200%	7/1/09	$400	$418
Series 1997	5.250%	7/1/10	400	417
Series 1997	5.125%	7/1/22	1,000	1,005
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.750%	8/15/14	500	542
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.125%	7/1/14	400	414
Series 2002	6.000%	7/1/21	535	571
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue, Series 2001	5.000%	5/15/11	1,000	1,068
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2000	6.125%	7/1/07	250	269
Series 2001	5.000%	7/1/10	1,000	1,057
Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore/ Washington International Airport Projects, Series 2002B AMT (AMBAC insured)	5.250%	3/1/12	1,000	1,073
Maryland Transportation Authority, Transportation Facilities Projects, Revenue Bonds, Series 1992	5.700%	7/1/05	1,000	1,009
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995 Series A (FGIC insured)	0.000%	10/15/06	750	698	A

Annual Report to Shareholders

Portfolio of Investments — Continued

Tax-Free Intermediate-Term Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Maryland — Continued
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/15	$1,575	$1,694
State of Maryland, GO Bonds, State and Local Facilities
Loan of 2000, First Series	5.500%	8/1/10	2,000	2,214
Loan of 1998, First Series (Pre-refunded 3/1/08)	5.000%	3/1/12	1,000	1,064	B

				15,048

Massachusetts — 1.6%
The Commonwealth of Massachusetts, GO Refunding Bonds, 1997 Series A (AMBAC insured)	5.750%	8/1/10	1,000	1,111

Michigan — 3.0%
Williamston Community Schools School District, County of Ingham, State of Michigan, School Building and Site Bonds, Series 1996 (MBIA insured)	6.250%	5/1/09	2,000	2,181

New York — 1.7%
Dormitory Authority of the State of New York, New York University, Insured Revenue Bonds, Series 1998A (MBIA insured)	6.000%	7/1/18	1,000	1,185

Pennsylvania — 13.3%
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.500%	5/15/17	1,000	1,097
City of Reading, Berks County, Pennsylvania, GO Bonds, Series of 2002 (AMBAC insured)	5.875%	11/15/12	1,200	1,367

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Pennsylvania — Continued
Commonwealth of Pennsylvania, GO Bonds, Second Series of 1999 (Pre-refunded 10/1/09)	5.750%	10/1/14	$2,000	$2,224	B
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds, Series B of 2003 (MBIA insured)	5.250%	12/1/16	1,000	1,088
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1993 (AMBAC insured)	5.625%	6/15/08	1,000	1,077
Series 2001A (FGIC insured)	5.250%	11/1/17	1,000	1,079
The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/20	500	549
The Pennsylvania State University Bonds, Series A of 1997	5.000%	8/15/16	1,000	1,051

				9,532

Texas — 12.2%
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2002A (AMBAC insured)	5.500%	11/15/13	2,000	2,228
City of Houston, Texas, Public Improvement, Refunding Bonds, Series 1995C (Pre-refunded 4/1/05)	5.625%	4/1/10	1,000	1,000	B
Dallas Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, Series 2001 (AMBAC insured)	5.375%	12/1/17	1,000	1,085
Harris County, Texas, Permanent Improvement Refunding Bonds, Series 1996 (MBIA insured)	0.000%	10/1/17	1,000	553	A
Tarrant County, Texas, Health Facilities Development Corporation, Harris Methodist Health System Revenue Bonds (FGIC insured)
Series 1987A	5.000%	9/1/15	250	269
Series 1987B	5.000%	9/1/15	855	919

Annual Report to Shareholders

Portfolio of Investments — Continued

Tax-Free Intermediate-Term Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Texas — Continued
Texas Public Finance Authority, State of Texas, GO Refunding Bonds, Series 1998B	5.125%	10/1/15	$1,000	$1,066
The City of Garland, Texas, (Dallas County) GO Refunding Bonds, Series 2005B (FSA insured)	5.000%	2/15/14	500	538
United Independent School District (Webb County, Texas), Unlimited Tax School Building Bonds, Series 1995	7.100%	8/15/06	1,000	1,058

				8,716

Virginia — 5.8%
Fairfax County Redevelopment and Housing Authority Lease Revenue Bonds (James Lee Community Center), Series 2004	5.250%	6/1/19	1,000	1,070
Metropolitan Washington Airports Authority, Airport System Revenue Refunding Bonds, Series 1999A (FGIC insured)	5.250%	10/1/12	1,000	1,052
Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 2001 Series D, Subseries D-3 AMT	5.000%	1/1/15	870	900
Virginia Resources Authority, Clean Water State Revolving Fund, Revenue Bonds, Series 1999	5.750%	10/1/13	1,000	1,110

				4,132

Washington — 7.8%
King County, Washington, Sewer Revenue Bonds, 1999 (Second Series) (FGIC insured) (Pre-refunded 1/1/09)	6.000%	1/1/10	1,115	1,235	B
State of Washington, Motor Vehicle Fuel Tax GO Bonds, Series 1997D	6.500%	1/1/07	1,045	1,108

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Washington — Continued
State of Washington, Various Purpose GO Bonds, Series 2000B	6.000%	1/1/11	$1,000	$1,107
Tumwater Office Properties Lease Revenue Bonds, 2004 (Washington State Office Building)	5.250%	7/1/17	2,000	2,145

				5,595

West Virginia — 1.5%
West Virginia Hospital Finance Authority, Hospital Revenue Refunding Bonds (West Virginia University Hospitals, Inc.), 2003 Series A (FSA insured)	5.000%	6/1/07	1,000	1,041

Puerto Rico — 1.4%
Puerto Rico Highways and Transportation Authority, Highway Revenue Refunding Bonds, Series AA	5.000%	7/1/06	1,000	1,027

Total Municipal Bonds (Identified Cost — $62,787)				65,296

Variable Rate Demand Obligations — 8.2%
Indiana — 1.7%
City of Hammond, Indiana, PCR Refunding Bonds (Amoco Oil Company Project), Series 1994 VRDN	2.300%	4/1/05	1,200	1,200	C

Kentucky — 2.0%
Kentucky Economic Development Finance Authority, Hospital Revenue Bonds (Baptist Healthcare System Obligated Group), Series 1999 B VRDN	2.260%	4/6/05	1,470	1,470	C

Mississippi — 1.1%
Jackson County, Mississippi, Port Facility Refunding Revenue Bonds (Chevron U.S.A. Inc. Project), Series 1993 VRDN	2.300%	4/1/05	800	800	C

Annual Report to Shareholders

Portfolio of Investments — Continued

Tax-Free Intermediate-Term Income Trust — Continued

		Maturity
	Rate	Date	Par	Value

Texas — 3.4%
Harris County Health Facilities Development Corporation, Variable Rate Revenue Bonds (The Methodist Hospital), Series 2002 VRDN	2.300%	4/1/05	$2,000	$2,000	C
Southwest Higher Education Authority Incorporated (Southern Methodist University Project), Higher Education Revenue Bonds, Refunding Series 1985 VRDN	2.290%	4/1/05	400	400	C

				2,400

Total Variable Rate Demand Obligations (Identified Cost — $5,870)				5,870

Total Investments — 99.5% (Identified Cost — $68,657)				71,166
Other Assets Less Liabilities — 0.5%				371

Net Assets — 100%				$71,537

A	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

B	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

C	The rate shown is the rate as of March 31, 2005, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

A Guide to Investment Abbreviations is included in the Sector Diversification section on page 5 of this report.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Tax-Free Intermediate-Term Income Trust

March 31, 2005
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost — $68,657)	$71,166
Cash	45

Receivable for:
Fund shares sold	80
Dividend and interest income	956
Other assets	6

		$72,253

Liabilities:

Payable for:
Fund shares repurchased	3
Income distribution	108
Securities purchased	538

Due to:
Manager	6
Distributor	15
Accrued expenses	46

		716

Net Assets		$71,537

Net assets consist of:
Accumulated paid-in-capital applicable to
4,524 Primary Class shares outstanding	$69,599
Accumulated net realized loss on investments	(571)
Unrealized appreciation/(depreciation) of investments	2,509

Net Assets		$71,537

Net Asset Value Per Share:
Primary Class		$15.81

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Tax-Free Intermediate-Term Income Trust

For the Year Ended March 31, 2005
(Amounts in Thousands)

Investment Income:
Interest			$3,001

Expenses:
Investment management fees	406
Distribution and service fees	185
Audit and legal fees	37
Custodian fees	48
Registration fees	23
Reports to shareholders	22
Transfer agent and shareholder servicing expense	17
Trustees’ fees and expenses	15
Other expenses	6

	759
Less: Fees waived	(242)
Compensating balance credits	—	A,B

Total expenses, net of waivers and compensating balance credits			517

Net Investment Income			2,484

Net Realized and Unrealized Loss on Investments:
Realized loss on investments	(312)
Change in unrealized appreciation/(depreciation) of investments	(1,850)

Net Realized and Unrealized Loss on Investments			(2,162)

Change in Net Assets Resulting From Operations			$322

A	Amount is less than $1.

B	See Note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Tax-Free Intermediate-Term Income Trust

(Amounts in Thousands)

	For the Years Ended March 31,

	2005	2004

Change in Net Assets:
Net investment income	$2,484	$2,255
Net realized loss on investments	(312)	(18)
Change in unrealized appreciation/(depreciation) of investments	(1,850)	646

Change in net assets resulting from operations	322	2,883

Distributions to shareholders:
From net investment income	(2,484)	(2,255)
Change in net assets from Fund share transactions	(3,455)	2,238

Change in net assets	(5,617)	2,866

Net Assets:
Beginning of year	77,154	74,288

End of year	$71,537	$77,154

Undistributed net investment income	$—	$—

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Tax-Free Intermediate-Term Income Trust

   Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Years Ended March 31,

	2005		2004		2003		2002		2001

Net asset value, beginning of year	$16.27		$16.13		$15.47		$15.66		$15.09

Investment operations:
Net investment income	.54	A	.49	A	.56	A	.65	A	.68	A
Net realized and unrealized gain/(loss) on investments	(.46)		.14		.66		(.18)		.57

Total from investment operations	.08		.63		1.22		.47		1.25

Distributions:
From net investment income	(.54)		(.49)		(.56)		(.66)		(.68)

Total distributions	(.54)		(.49)		(.56)		(.66)		(.68)

Net asset value, end of year	$15.81		$16.27		$16.13		$15.47		$15.66

Ratios/supplemental data:
Total return	.50%		3.95%		8.01%		3.00%		8.51%
Total expenses to average net assetsB	.70	% A	.70	% A	.70	% A	.70	% A	.70	% A
Net expenses to average net assetsC	.70	% A	.70	% A	.70	% A	.70	% A	.70	% A
Net investment income to average net assets	3.36	% A	3.01	% A	3.52	% A	4.16	% A	4.48	% A
Portfolio turnover rate	12.6%		18.5%		17.3%		17.8%		10.1%
Net assets, end of year (in thousands)	$71,537		$77,154		$74,288		$59,266		$50,710

A	Net of fees waived by LMFA in excess of voluntary expense limitations of 0.70% through August 1, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been: for the years ended March 31, 2005, 1.03%; 2004, 1.05%; 2003, 1.08%; 2002, 1.10%; and 2001, 1.08%.

B	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described below.

C	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described below.

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Tax-Free Income Fund

(Amounts in Thousands)

1. Organization and Significant Accounting Policies:

   The Legg Mason Tax-Free Income Fund (“Trust”), consisting of the Maryland Tax-Free Income Trust (“Maryland Tax-Free”), the Pennsylvania Tax-Free Income Trust (“Pennsylvania Tax-Free”) and the Tax-Free Intermediate-Term Income Trust (“Tax-Free Intermediate”) (each a “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. All series of the Trust are non-diversified.
   Each Fund consists of two classes of shares: Primary Class and Institutional Class. The Institutional Classes of the Funds are not currently active.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

   Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued under policies approved by the Board of Trustees. In determining fair value, the Board of Trustees and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
   Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Tax-Free Income Fund — Continued

   For the year ended March 31, 2005, security transactions (excluding short-term investments) were:

	Purchases	Proceeds From Sales

Maryland Tax-Free	$13,575	$15,218
Pennsylvania Tax-Free	6,289	8,244
Tax-Free Intermediate	11,400	8,208

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. When available, net capital gain distributions are declared and paid annually in June. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Compensating Balance Credits

   Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce each Fund’s expenses.

Other

   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

Annual Report to Shareholders

Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
   Distributions during the years ended March 31, 2005 and 2004, were characterized as follows for tax purposes:

	Maryland		Pennsylvania		Tax-Free
	Tax-Free		Tax-Free		Intermediate

	For the Years		For the Years		For the Years
	Ended March 31,		Ended March 31,		Ended March 31,

	2005	2004	2005	2004	2005	2004

Tax-exempt Income	$6,432	$6,929	$2,686	$2,663	$2,484	$2,255
Long-term capital gains	743	—	166	539	—	—

Total distributions	$7,175	$6,929	$2,852	$3,202	$2,484	$2,255

   Pursuant to federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year (“post-October loss”) as occurring on the first day of the following tax year. For the year ended March 31, 2005, realized capital losses reflected in the accompanying financial statements, as shown in the table below, will not be recognized for federal income tax purposes until March 31, 2006.

   The tax basis components of net assets at March 31, 2005 were:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Unrealized appreciation	$9,634	$3,831	$2,599
Unrealized depreciation	(67)	(53)	(90)

Net unrealized appreciation/(depreciation)	9,567	3,778	2,509
Undistributed tax-exempt income	307	123	116
Undistributed long-term capital gains	8	—	—
Capital loss carryforwards	—	(20)	(571)
Post-October loss push and other loss deferrals	(2)	—	—
Paid-in capital	146,186	67,569	69,483

Net assets	$156,066	$71,450	$71,537

   The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Maryland Tax-Free had no capital

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Tax-Free Income Fund — Continued

loss carryforwards. Unused capital loss carryforwards for federal income tax purposes for Pennsylvania Tax-Free and Tax-Free Intermediate at March 31, 2005 were:

Expiration Date	Pennsylvania Tax-Free	Tax-Free Intermediate

2008	$—	$12
2009	—	230
2012	—	18
2013	20	311

   For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2005, Pennsylvania Tax-Free recorded an immaterial reclassification of 84 dollars increasing undistributed net investment income and decreasing accumulated realized gain. This relates primarily to reclassification of distributions. Results of operations and net assets were not affected by this reclassification. For the year ended March 31, 2005, Maryland Tax-Free and Tax-Free Intermediate recorded no permanent reclassifications.

   At March 31, 2005, the cost of investments for federal income tax purposes was $144,563 for Maryland Tax-Free, $67,107 for Pennsylvania Tax-Free, and $68,657 for Tax-Free Intermediate.

3. Transactions With Affiliates:

   The Trust has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Funds with investment management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund’s average daily net assets.
   LMFA has voluntarily agreed to waive its fees in any month to the extent a Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates. The following chart shows the annual rate of management fees, expense limits and their expiration dates and total management fees waived for each Fund:

				Year Ended
				March 31,
				2005
			Expense
	Advisory	Expense	Limitation	Management
Fund	Fee	Limitation	Expiration Date	Fees Waived

Maryland Tax-Free	0.55%	0.70%	August 1, 2005	$367
Pennsylvania Tax-Free	0.55%	0.70%	August 1, 2005	230
Tax-Free Intermediate	0.55%	0.70%	August 1, 2005	242

   Legg Mason Trust, fsb (“LM Trust”) serves as investment adviser to each Fund pursuant to an advisory agreement with LMFA. LMFA (not the Funds) pays LM Trust a fee,

Annual Report to Shareholders

computed daily and payable monthly, at an annual rate of 0.50% of each Fund’s average daily net assets.
   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee, based on each Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as follows:

	Distribution	Service
Fund	Fee	Fee

Maryland Tax-Free	0.125%	0.125%
Pennsylvania Tax-Free	0.125%	0.125%
Tax-Free Intermediate	0.125%	0.125%

   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the year ended March 31, 2005: Maryland Tax-Free, $15; Pennsylvania Tax-Free, $7; and Tax-Free Intermediate, $6.

   LMFA, LM Trust, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

   The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Funds did not utilize the line of credit during the year ended March 31, 2005.

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Tax-Free Income Fund — Continued

5. Fund Share Transactions:

   At March 31, 2005, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were:

	Maryland Tax-Free

	Primary Class

	Year Ended
	3/31/05	3/31/04

Shares:
Sold	755	1,964
Reinvestment of Distributions	305	289
Repurchased	(1,665)	(2,215)

Net Change	(605)	38

Amount:
Sold	$12,480	$32,803
Reinvestment of Distributions	5,035	4,826
Repurchased	(27,449)	(36,820)

Net Change	$(9,934)	$809

	Pennsylvania Tax-Free

	Primary Class

	Year Ended
	3/31/05	3/31/04

Shares:
Sold	282	842
Reinvestment of Distributions	125	143
Repurchased	(808)	(889)

Net Change	(401)	96

Amount:
Sold	$4,701	$14,293
Reinvestment of Distributions	2,080	2,414
Repurchased	(13,425)	(14,932)

Net Change	$(6,644)	$1,775

Annual Report to Shareholders

	Tax-Free Intermediate

	Primary Class

	Year Ended
	3/31/05	3/31/04

Shares:
Sold	923	1,590
Reinvestment of Distributions	114	101
Repurchased	(1,254)	(1,555)

Net Change	(217)	136

Amount:
Sold	$14,768	$25,719
Reinvestment of Distributions	1,828	1,635
Repurchased	(20,051)	(25,116)

Net Change	$(3,455)	$2,238

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Legg Mason Tax-Free Income Fund and Shareholders of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust:

   In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust (comprising Legg Mason Tax-Free Income Fund, hereafter referred to as the “Funds”) at March 31, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

May 18, 2005

Annual Report to Shareholders

Trustees and Officers

   The table below provides information about each of the Fund’s trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each trustee and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

Name,
(Year of Birth),	Number of Legg Mason
Position(s) and Year	Funds Overseen and	Principal Occupation(s)
Elected	Other Directorships	During the Past Five Years

INDEPENDENT TRUSTEES:A

Hearn, Ruby P. (1940) Trustee since 2004 B	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President Emerita of The Robert Wood Johnson Foundation since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).

Lehman, Arnold L. (1944) Trustee since 1991 B	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Director of The Brooklyn Museum of Art since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).

Masters, Robin J.W. (1955) Trustee since 2002 B	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios); Chairman of the Board of Directors of Cap-a-Laige Ltd. (management company for charitable trust).	Retired. Director of Bermuda SMARTRISK (non-profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).

McGovern, Jill E. (1944) Trustee since 1991 B	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chief Executive Officer of The Marrow Foundation since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986- 1990).

Mehlman, Arthur S. (1942) Trustee since 2002 B	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios); Director of Municipal Mortgage & Equity, LLC.	Retired. Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation and University of Maryland College Park Foundation (non-profits). Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).

O’Brien, G. Peter (1945) Trustee since 1999 B	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios); Director of Renaissance Capital Greenwich Funds; and Director of Technology Investment Capital Corp.	Trustee of Colgate University; President of Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Annual Report to Shareholders

Trustees and Officers — Continued

Name,
(Year of Birth),	Number of Legg Mason
Position(s) and Year	Funds Overseen and	Principal Occupation(s)
Elected	Other Directorships	During the Past Five Years

Rowan, S. Ford (1943) Trustee since 2002 B	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999; Director of Annapolis Center for Science-Based Public Policy since 1995.

Tarola, Robert M. (1950) Trustee since 2004 B	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (specialty chemicals) since 1999.

INTERESTED TRUSTEES:C

Curley, John F., Jr. (1939) Chairman and Trustee since 1991B	Chairman and Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chairman of the Board of all Legg Mason funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).

Fetting, Mark R. (1954) President since 2001; Trustee since 2002B	President and Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios).	Senior Executive Vice President of Legg Mason, Inc.; Director and/or officer of various Legg Mason affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:D

Karpinski, Marie K. (1949) Vice President and Treasurer since 1991B	Vice President and Treasurer of all Legg Mason funds (consisting of 23 portfolios).	Vice President and Treasurer of all Legg Mason funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc.; Treasurer of Western Asset Funds, Inc.; Treasurer and Principal Financial and Accounting Officer of Pacific American Income Shares, Inc., Western Asset Premier Bond Fund, Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2.

Annual Report to Shareholders

Name,
(Year of Birth),	Number of Legg Mason
Position(s) and Year	Funds Overseen and	Principal Occupation(s)
Elected	Other Directorships	During the Past Five Years

Merz, Gregory T. (1958) Vice President and Chief Legal Officer since 2003B	Vice President and Chief Legal Officer of all Legg Mason funds (consisting of 23 portfolios)	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002); Associate, Debevoise & Plimpton (1985-1993).

Olmert, Amy M. (1963) Vice President and Chief Compliance Officer since 2004 B	Vice President and Chief Compliance Officer of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of all Legg Mason funds, Western Asset Funds, Inc., Pacific American Income Shares, Inc., Western Asset Premier Bond Fund, Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).

ADDITIONAL INFORMATION ABOUT THE FUNDS’ TRUSTEES

AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
CALLING 1-800-822-5544 OR ON THE
SECURITIES AND EXCHANGE COMMISSION
WEBSITE (http://www.sec.gov).

A	Each of the Independent Trustees serves on the standing committees of the Board of Trustees, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

B	Trustees of the Funds serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Funds are elected annually to serve until their successors are elected and qualified.

C	Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Funds by virtue of being both employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Funds, and as owners of common stock of Legg Mason, Inc.

D	Officers of the Funds are interested persons (as defined in the 1940 Act).

Annual Report to Shareholders

Trustees and Officers — Continued

Board Consideration of Legg Mason Tax-Free Intermediate-Term Income Trust, Legg Mason Pennsylvania Tax-Free Income Trust, and Legg Mason Maryland Tax-Free Income Trust Investment Advisory and Management Agreements and Sub-Advisory Agreements

   At its November 2004 meeting, the Board of Trustees (the “Board”), including all of the Independent Trustees, approved the continuation of the Investment Advisory and Management Agreement between Legg Mason Fund Adviser, Inc. (the “Adviser”) and Legg Mason Tax-Free Income Fund on behalf of Legg Mason Tax-Free Intermediate-Term Income Trust, Legg Mason Pennsylvania Tax-Free Income Trust, and Legg Mason Maryland Tax-Free Income Trust (each a “Fund”), and the Sub-Advisory Agreement between the Adviser and Legg Mason Trust (the “Sub-Adviser”) (each an “Agreement”). In voting to approve the continuation of each Agreement, the Board considered whether continuance would be in the best interests of each Fund and its shareholders, an evaluation largely based on the nature and quality of the services provided under each Agreement and the overall fairness of each Agreement to each Fund. In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that the continuation of each Agreement is in the best interests of each Fund and its shareholders.

   Prior to the Board action, the Independent Trustees met as a committee to consider its recommendations as to continuance of each Agreement. As part of the process to consider each Agreement, legal counsel to each Fund on behalf of the Independent Trustees requested certain information from the Adviser and the Sub-Adviser, and in response, the Adviser and the Sub-Adviser provided extensive reports that addressed specific factors designed to inform the Board’s consideration of each Agreement. Counsel also provided the Independent Trustees and the Board with a memorandum detailing their responsibilities pertaining to the continuance of each Agreement.

   With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Adviser’s and the Sub-Adviser’s personnel and their efforts to build and support a strong service team. The Board also considered the nature and quality of the Sub-Adviser’s investment process. In assessing performance, the Board compared each Fund’s returns to those of appropriate Lipper category averages, specified benchmark indices and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board also considered each Fund’s performance in the context of the risk undertaken by the portfolio manager. The Board noted the overall positive performance records of the Legg Mason Pennsylvania Tax-Free Income Trust and Legg Mason Maryland Tax-Free Income Trust and considered the measures that the Sub-Adviser was taking in its efforts to improve performance of the Legg Mason Tax-Free Intermediate-Term Income Trust. Finally, the Board considered the level of service provided by the Adviser to each Fund’s shareholders.

Annual Report to Shareholders

   The Board considered the Sub-Adviser’s procedures for executing portfolio transactions for each Fund and the Sub-Adviser’s report on the quality of its trade executions on behalf of each Fund. The Board also reviewed the Sub-Adviser’s report on its policies and procedures for the selection of brokers and dealers.

   In determining whether the terms of each Agreement are reasonable and fair, the Board considered the terms and fee structure of each Agreement. In that connection, the Board considered the costs to the Adviser and the Sub-Adviser in providing services to each Fund and profitability for the Adviser and the Sub-Adviser and their affiliates from their overall association with each Fund. The Board reviewed information about the advisory fee schedule and overall expense ratio of each Fund and comparable fee schedules and expense ratios of a peer group of funds. The Board considered that, while each Fund’s advisory fee structure does not provide for a reduction of payments, the current fees appear fair and reasonable in relation to the present asset size of each Fund. The Board also compared each Fund’s advisory fee schedule to the advisory fees charged by the Adviser and the Sub-Adviser to their other accounts. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of the Adviser and the Sub-Adviser to each Fund and to other accounts. Finally, the Board considered the benefits accruing to the Adviser, the Sub-Adviser and their affiliates by virtue of their relationship to each Fund.

   In addition to the November meeting at which each Agreement was reviewed, the Board meets at least another three times per year in order to oversee each Fund, including meetings at which the portfolio manager of each Fund or others submit or make presentations and discuss performance, compliance and other applicable issues. The Board also draws upon its long association with the Adviser, the Sub-Adviser and their personnel, and the members’ familiarity with their culture and the manner in which they have sought to strengthen and enhance themselves.

Item 2 — Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer

(a)	Legg Mason Tax-Free Income Fund (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:

•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.

(b)	No response required.

(c)	On August 12, 2004, the Registrant’s Code of Ethics for Principal Executive and Financial Officers was amended. The amended Code is set forth as an exhibit to this filing. A brief description of the amendment is set forth below:

•	The fifth bullet point of Section IV has been revised to clarify that it applies to employment positions.

•	The sixth bullet point of Section IV has been revised to require that Covered Persons report any employment positions they (or a member of their immediate family) hold with a service provider to a fund.

•	Footnote one to the third bullet point in Section II has been added. That third bullet of Section II states that a Covered Officer should confer with the Chief Legal Officer if the Covered Officer will serve as director of any public company. There is an exception to the requirement to confer with the Chief Legal Officer if the directorship is of the Legg Mason Funds or their investment advisers or any affiliated person thereof. Footnote one clarifies that the exception does not apply to a company that is affiliated with a fund because the fund owns 5% of the company’s stock, or because the company owns more than 5% of the fund’s stock and the company is not part of the Legg Mason complex.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.

Item 3 — Audit Committee Financial Expert

     The directors of the Registrant’s determined that its board has at least one audit committee financial expert serving on its Audit Committee.

     Mr. Arthur S. Mehlman is the Audit Committee financial expert. He is “independent.”

Item 4 — Principal Accounting Fees and Services

(a)	Audit Fees

Fiscal Year Ended March 31, 2004 — $60,590 Fiscal Year Ended March 31, 2005 — $62,850

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item (a) above.

PricewaterhouseCoopers LLP did not bill fees for assurance and related services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

Fiscal Year Ended March 31, 2004 — $2,610 Fiscal Year Ended March 31, 2005 — $3,000

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant by PricewaterhouseCoopers LLP during either of the last two fiscal years in addition to those disclosed in items (a) through (c) above.

PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a) through (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1)	The Audit Committee’s policy is delegation to its Chairperson of the authority to pre-approve items for which a decision may be desired prior to the next meeting of the Committee. Such pre-approvals are reported at the next quarterly meeting of the Audit Committee.

(2)	There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

PricewaterhouseCoopers LLP did not bill fees for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.

Fiscal Year Ended March 31, 2004 — $474,477 Fiscal Year Ended March 31, 2005 — $302,596

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.

Item 5 — Audit Committee of Listed Registrants

     The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6 — Schedule of Investments

     The schedule of investments in securities of unaffiliated issuers is included in the annual report.

Item 7 — Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     The Registrant is not a closed-end management investment company.

Item 8 — Portfolio Managers of Closed-End Management Investment Companies

     The Registrant is not a closed-end management investment company.

Item 9 — Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     The Registrant is not a closed-end management investment company.

Item 10 — Submission of Matters to a Vote of Security Holders

     The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21201, Attn: Fund Secretary.

Item 11 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 — Exhibits

(a)	File the exhibits listed below as part of this Form.

(1)	The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3)	The Registrant is not a closed-end management investment company.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income Fund

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Tax-Free Income Fund
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Tax-Free Income Fund
Date: May 27, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Treasurer, Legg Mason Tax-Free Income Fund
Date: May 27, 2005